Revenue	3 Months Ended
Mar. 31, 2022
Revenue [Abstract]
Revenue

16. REVENUE

Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

For the three months ended March 31, 2022, our top ten customers accounted for 59% of our revenue and our largest customer accounted for 18% our revenue. For the three months ended March 31, 2021, our top ten customers accounted for 57% of our revenue and our largest customer accounted for 19% of our revenue.

The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
U.K. and Ireland	$6,275	$6,272
Other Europe	1,950	3,000
North America	10,639	1,652
Rest of the world	721	593
Total revenues	$19,585	$11,517

The Group presents disaggregated revenue by monetization type as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Performance marketing	$16,401	$10,607
Subscription	809	—
Advertising and other	2,375	910
Total revenues	$19,585	$11,517

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Casino	$10,442	$10,114
Sports	9,043	1,173
Other	100	230
Total revenues	$19,585	$11,517